Trade Receivables - Summary of loss allowance for trade receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Beginning of the year	¥ 2,470
Provision for expected credit loss, net	19,782	¥ 2,470
End of the year	¥ 22,252	¥ 2,470